SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	Year Ended December 31, 2016
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$165,524	$21,811	$—	$187,335
Depreciation and amortization expense	12,555	2,428	—	14,983
Income (loss) from operations	117,094	10,695	(16,967)	110,822
Interest expense, net and amortization of loan fees	—	—	30,433	30,433
Capital expenditures, including the Plains Asset Purchase	118,592	2,759	—	121,351

	Year Ended December 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$120,750	$21,352	$—	$142,102
Depreciation and amortization expense	5,045	2,639	—	7,684
Income (loss) from operations	98,222	10,535	(13,898)	94,859
Interest expense, net and amortization of loan fees	—	—	21,254	21,254
Capital expenditures	1,703	1,800	—	3,503

	Year Ended December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$58,205	$1,198	$—	$59,403
Depreciation and amortization expense	2,929	1,779	—	4,708
Income (loss) from operations	33,559	(7,940)	(8,209)	17,410
Interest expense, net and amortization of loan fees	—	—	2,672	2,672
Capital expenditures	32,279	15,526	—	47,805

	Balance at December 31, 2016
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$606,898	$57,375	$92,588	$756,861

	Balance at December 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$115,713	$56,846	$253,230	$425,789